VESSELS AND EQUIPMENT, NET (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) carriers containership	Dec. 31, 2014 USD ($) carriers containership	Dec. 31, 2013 USD ($)
Property Subject to or Available for Operating Lease [Line Items]
Number of drybulk carriers delivered | carriers	8	2
Cost of drybulk carriers	$ 272,000	$ 61,800
Number of newbuilding container vessels delivered | containership	3	2
Cost of newbuilding container vessels delivered	$ 270,700	$ 173,800
Number of second hand container vessels delivered | carriers		9
Cost of second hand container vessels delivered		$ 127,900
Vessel impairment charge	$ 42,410	$ 11,800	$ 0
Number of container vessels impaired | containership	2	5
Depreciation	$ 78,080	$ 67,393	$ 58,436
Sale of 5 Horizon container vessels [Member]
Property Subject to or Available for Operating Lease [Line Items]
Vessel impairment charge		$ 11,800
Property Subject to Operating Lease [Member]
Property Subject to or Available for Operating Lease [Line Items]
Vessel impairment charge	$ 29,200